Borrowings (Details) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Total non-current borrowings	$ 73,233,000,000	$ 481,268,000,000
Borrowings	45,435,000,000	147,780,000,000
Total borrowings	118,668,000,000	0
At Fair Value [Member]
Statement [Line Items]
Total borrowings	115,012,000,000	520,589,000,000
NCN [Member]
Statement [Line Items]
Total borrowings	118,668,000,000	629,048,000,000
NCN [Member] | At Fair Value [Member]
Statement [Line Items]
Total borrowings	85,620,000,000	415,835,000,000
Bank Loans And Others [Member]
Statement [Line Items]
Total borrowings	89,276,000,000	515,228,000,000
Bank Loans And Others [Member] | At Fair Value [Member]
Statement [Line Items]
Total borrowings	18,231,000,000	88,549,000,000
Bank Overdrafts [Member]
Statement [Line Items]
Total borrowings	18,231,000,000	104,966,000,000
Bank Overdrafts [Member] | At Fair Value [Member]
Statement [Line Items]
Total borrowings	9,312,000,000	6,433,000,000
Other Borrowings [Member]
Statement [Line Items]
Total borrowings	9,312,000,000	6,433,000,000
Other Borrowings [Member] | At Fair Value [Member]
Statement [Line Items]
Total borrowings	$ 1,849,000,000	$ 9,772,000,000